Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
ASSETS
Cash and due from banks (Note 9)	¥ 4,591,186	¥ 4,416,646
Interest-earning deposits in other banks (Note 9)	104,706,928	105,701,977
Cash, due from banks and interest-earning deposits in other banks	109,298,114	110,118,623
Call loans and funds sold	1,675,996	1,738,416
Receivables under resale agreements (Note 15)	18,781,735	18,823,942
Receivables under securities borrowing transactions (Note 15)	5,700,568	5,000,816
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥7,370,330 and ¥9,276,102 in 2024 and 2025) (including ¥19,716,612 and ¥22,492,917 measured at fair value under the fair value option in 2024 and 2025) (Notes 9, 15, 23 and 31)	59,417,128	49,769,406
Investment securities
Available-for-sale debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥6,078,544 and ¥5,907,604 in 2024 and 2025)	30,413,168	31,422,967
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥7,345,438 and ¥8,065,154 in 2024 and 2025) (fair value of ¥24,557,514 and ¥22,646,993 in 2024 and 2025)	23,272,185	24,843,962
Equity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥474 and ¥970 in 2024 and 2025) (including ¥5,649,151 and ¥4,029,561 in 2024 and 2025 measured at fair value)	4,633,194	6,132,369
Total investment securities	58,318,547	62,399,298
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥124,818 and ¥84,440 in 2024 and 2025) (Notes 4 and 9)	131,438,515	127,910,303
Allowance for credit losses (Note 4)	(1,243,075)	(1,356,961)
Net loans	130,195,440	126,553,342
Premises and equipment—net (Notes 5 and 7)	919,854	872,641
Customers’ acceptance liability	538,752	435,072
Intangible assets—net (Notes 2 and 6)	1,402,515	1,297,760
Goodwill (Notes 2 and 6)	558,164	493,758
Other assets (net of allowance for credit losses of ¥16,757 and ¥19,921 at March 31, 2024 and 2025) (Notes 7, 8, 9, 13, 14 and 31)	19,133,398	20,317,496
Total assets	405,940,211	397,820,570
Deposits (Notes 9 and 10):
Domestic offices, non-interest-bearing	34,154,307	36,105,211
Domestic offices, interest-bearing	149,768,412	147,169,199
Overseas offices, non-interest-bearing	2,665,734	2,699,605
Overseas offices, interest-bearing	62,826,553	61,161,985
Total deposits	249,415,006	247,136,000
Call money, funds purchased	5,016,678	5,094,171
Payables under repurchase agreements (Notes 9, 15 and 16)	43,663,859	35,690,452
Payables under securities lending transactions (Notes 9, 15 and 16)	718,451	1,016,938
Due to trust account and other short-term borrowings (including ¥54,159 and ¥170,389 measured at fair value under the fair value option in 2024 and 2025) (Notes 9, 12 and 31)	28,399,567	15,801,323
Trading account liabilities (Notes 15, 23 and 31)	21,502,912	16,579,522
Bank acceptances outstanding	538,752	435,072
Long-term debt (including ¥234,909 and ¥153,742 measured at fair value under the fair value option in 2024 and 2025) (Notes 7, 9, 12 and 31)	21,022,407	40,012,819
Other liabilities (Notes 1, 7, 8, 9, 13, 14, 15, 16, 26 and 31)	16,412,841	17,537,186
Other short-term borrowings	24,636,926	11,141,867
Total liabilities	386,690,473	379,303,483
Commitments and contingent liabilities (Notes 24 and 26)
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital stock (Notes 17 and 18)—common stock authorized, 33,000,000,000 shares; common stock issued, 12,337,710,920 shares and 12,067,710,920 shares at March 31, 2024 and 2025, with no stated value	2,090,270	2,090,270
Capital surplus (Note 18)	4,300,021	4,635,892
Retained earnings (Notes 19 and 33):
Appropriated for legal reserve	239,571	239,571
Unappropriated retained earnings	9,821,359	9,086,490
Accumulated other comprehensive income, net of taxes (Note 20)	2,561,190	2,237,625
Treasury stock, at cost—610,482,347 common shares and 561,241,249 common shares at March 31, 2024 and 2025	(726,925)	(614,111)
Total Mitsubishi UFJ Financial Group shareholders’ equity	18,285,486	17,675,737
Noncontrolling interests	964,252	841,350
Total equity	19,249,738	18,517,087
Total liabilities and equity	405,940,211	397,820,570
Consolidated VIEs
ASSETS
Cash and due from banks (Note 9)	8,641	10,146
Interest-earning deposits in other banks (Note 9)	22,136	34,166
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥7,370,330 and ¥9,276,102 in 2024 and 2025) (including ¥19,716,612 and ¥22,492,917 measured at fair value under the fair value option in 2024 and 2025) (Notes 9, 15, 23 and 31)	1,379,227	1,266,293
Investment securities
Total investment securities	2,478,281	2,320,543
Net loans	16,709,249	17,514,131
All other assets	1,890,684	1,463,380
Total assets	22,488,218	22,608,659
Deposits (Notes 9 and 10):
Total deposits	0	0
Long-term debt (including ¥234,909 and ¥153,742 measured at fair value under the fair value option in 2024 and 2025) (Notes 7, 9, 12 and 31)	370,917	379,017
Other short-term borrowings	42,029	46,208
All other liabilities	176,028	131,066
Total liabilities	¥ 588,974	¥ 556,291